Employee benefit plans - Estimated Future Contributions (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2025	$ 0
Estimated benefit payments by year:
2025	7,400
2026	7,300
2027	7,900
2028	7,400
2029	7,500
2030-2034	36,200
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2025	5,323
Estimated benefit payments by year:
2025	5,323
2026	5,544
2027	5,744
2028	5,905
2029	6,054
2030-2034	$ 31,721